UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                         811- 3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - Dreyfus California AMT-Free Municipal Bond Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	5/31/09

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Fund Performance

8	Understanding Your Fund’s Expenses

8	Comparing Your Fund’s Expenses With Those of Other Funds

9	Statement of Investments

28	Statement of Assets and Liabilities

29	Statement of Operations

30	Statement of Changes in Net Assets

32	Financial Highlights

37	Notes to Financial Statements

48	Report of Independent Registered Public Accounting Firm

49	Important Tax Information

50	Board Members Information

53	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus California AMT-Free Municipal Bond Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this annual report for Dreyfus California AMT-Free Municipal Bond Fund, covering the 12-month period from June 1, 2008, through May 31, 2009.

Like most other financial markets, the municipal bond market went on a wild ride during the reporting period, with higher-yielding securities plummeting over the first half of the reporting period and rebounding strongly in the second half. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% revised estimate of economic contraction during the first quarter of 2009.Yet, the market rebound proved to be robust, particularly among lower-rated securities that had been battered during the downturn.

These enormous swings leave investors to wonder if the financial markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices? We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through May 31, 2009, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2009, Dreyfus California AMT-Free Municipal Bond Fund’s Class A, B, C and Z shares achieved total returns of 1.00%, 0.46%, 0.22% and 1.22%, respectively.1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.57% for the same period.2 In addition, the average total return for all funds reported in the Lipper California Municipal Debt Funds category was –2.60%.3

On December 15, 2008, the fund also began to offer Class I shares, which posted a 12.97% return between their inception and the end of the reporting period.1

Municipal bonds suffered due to a severe financial crisis and economic downturn over much of the reporting period, but a subsequent market rally buoyed market averages.The fund produced lower returns than its benchmark, but a bias toward higher-quality bonds and a focus on the longer end of the intermediate-term maturity spectrum helped the fund handily outperform its Lipper category average.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”).The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Financial Crisis and Recession Sparked Heightened Volatility

The municipal bond market encountered extreme volatility as slumping home values, rising unemployment and plunging consumer confidence contributed to one of the worst recessions since the 1930s. Meanwhile, a global financial crisis punished a number of financial institutions, including major municipal bond insurers and dealers. Market turbulence was particularly severe over the fourth quarter of 2008, after the bankruptcy of investment bank Lehman Brothers nearly led to the collapse of the global banking system.

Investor sentiment began to improve in the first quarter of 2009 as investors gained confidence that aggressive measures by the Federal Reserve Board (the “Fed”) and U.S. government would be effective in repairing the credit markets.The Fed had injected massive amounts of liquidity into the banking system and reduced short-term interest rates to unprecedented low levels of between 0% and 0.25%, while Congress enacted the $787 billion American Recovery and Reinvestment Act. Investors began to look forward to better economic conditions, and municipal bonds generally erased their previous losses.

California proved to be one of the states hit hardest by the recession.Tax revenues have fallen while demand for services has intensified, and the state’s efforts to balance its budget were further challenged by voters who defeated proposed remedial measures. Consequently, California could face substantial curtailments of government spending on vital services.

Yield-Curve Strategy Helped Moderate California Bond Price Volatility

Throughout the reporting period, we attempted to moderate the fund’s exposure to price volatility by employing a relatively defensive yield-curve strategy. We focused on bonds with 15- to 20-year maturities, which offered most of the yield of longer-term bonds but with less risk in volatile markets. In addition, trading in the portfolio throughout the reporting period emphasized higher quality issuers enjoying broad measures of liquidity both within the California and national market environments. As the yield spread between higher- and lower-rated credits increased as the extent of the economic slowdown became apparent, the fund’s higher-quality composition enhanced its performance significantly.

Maintaining a Defensive Posture

California has continued to struggle with fiscal challenges.We also are monitoring the financial health of local municipal entities that may be pressured by cuts in state aid.Therefore, we have maintained a generally conservative investment posture.With short-term interest rates likely to remain near historical lows, we have adopted a generally neutral average duration for now.

June 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.

Class I and Class Z are not subject to any initial or deferred sales charges. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment- grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

3	Source: Lipper Inc.

The Fund 5

Average Annual Total Returns as of 5/31/09

	Inception
	Date	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)	10/21/04	–3.55%	2.59%†††	3.79%†††
without sales charge	10/21/04	1.00%	3.54%†††	4.27%†††
Class B shares
with applicable redemption charge †	10/21/04	–3.42%	2.69%†††	4.24%†††, ††††
without redemption	10/21/04	0.46%	3.04%†††	4.24%†††, ††††
Class C shares
with applicable redemption charge ††	10/21/04	–0.75%	2.81%†††	3.90%†††
without redemption	10/21/04	0.22%	2.81%†††	3.90%†††
Class I shares	12/15/08	1.19%†††	3.74%†††	4.37%†††
Class Z shares	7/26/83	1.22%	3.74%	4.37%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
†††	The total return performance figures presented for Class A, Class B and Class C shares of the fund represent the performance of the fund’s Class Z shares for periods prior to 10/21/04 (the inception date for Class A, Class B and Class C shares), adjusted to reflect the applicable sales load for that class.
The total return performance figures presented for Class I shares of the fund represent the performance of the fund’s
Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares), adjusted to reflect the applicable sales load for that class.
††††	Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009†
	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000††	$4.88	$7.83	$8.86	$3.43	$3.79
Ending value (after expenses)	$1,082.70	$1,079.70	$1,078.50	$1,129.70	$1,083.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009†††
	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000††††	$4.73	$7.59	$8.60	$3.53	$3.68
Ending value (after expenses)	$1,020.24	$1,017.40	$1,016.40	$1,021.44	$1,021.29

  From December 15, 2008 (commencement of initial offering) to May 31, 2009 for Class I shares.
  Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.51% for Class B, 1.71% for Class C and .73% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .70% for Class I, multiplied by the average account value over the period, multiplied by 168/365 (to reflect the actual days in the period).
  Please note that while Class I shares commenced initial offering on December 15, 2008, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period December 1, 2008 to May 31, 2009.
  Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.51% for Class B, 1.71% for Class C, .70% for Class I and .73% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.6%	Rate (%)	Date	Amount ($)	Value ($)

California—90.2%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,538,325
ABAG Finance Authority for
Nonprofit Corporations, Insured
Revenue (Sansum-Santa Barbara
Medical Foundation Clinic)	5.50	4/1/21	3,500,000	3,517,325
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	3,676,840
Alameda Corridor Transportation
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/16	2,000,000	2,043,220
Alameda County,
COP (Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/13	4,500,000	4,887,540
Alameda County,
COP (Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/14	5,500,000	5,959,580
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	15,000,000	14,851,650
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	10,000,000	10,258,100
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,470,830
California,
GO (Prerefunded)	5.25	2/1/12	90,000 [a]	99,292
California,
GO (Various Purpose)	5.50	4/1/28	20,000	20,159
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,577,400
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	32,705,700
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000	8,531,194
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,003,925

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.88	5/1/12	10,000,000	[a]	11,396,100
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/15	1,270,000		1,380,934
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/26	7,500,000		7,992,375
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	11,600,000		12,263,172
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	225,000	[a]	250,099
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	5,000	[a]	5,558
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	6/30/23	135,000		162,338
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	210,000		151,685
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000		52,872,050
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	9,500,000		9,883,420
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000		883,920
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000		1,007,750

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	5,781,411
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,046,480
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)
(Prerefunded)	6.25	12/1/09	9,460,000 [a]	9,824,967
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000	7,563,837
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
National Public Finance
Guarantee Corp.)	5.35	8/15/28	2,290,000	2,297,855
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.35	7/15/09	240,000 [a]	243,922
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000	16,279,052
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	21,623,184
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,004,810
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty Trust)	4.00	12/1/11	2,645,000	2,794,337
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	5,387,647

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/37	22,110,000		16,158,651
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	59,330,000		64,282,868
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison, Imperial
County) (Insured; National
Public Finance Guarantee Corp.)	6.50	9/1/17	13,000,000		15,207,140
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000		1,667,282
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000		5,400,000
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	3,500,000	[a]	4,019,085
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	2,500,000	[a]	2,874,075
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000	[a]	6,028,627
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,535,100
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,017,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California State University
Trustees, Systemwide Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/26	10,485,000	10,616,692
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	2,780,000 [a]	2,973,266
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	1,220,000 [a]	1,304,753
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	14,901,800
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,880,000	6,993,658
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	10,048,600
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/24	8,205,000	7,029,962
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/35	10,770,000	8,210,725
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.25	12/1/27	9,000,000	7,100,910
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	12,934,080

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,221,278
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	14,109,200
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,481,461
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	15,672,115
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	16,850,531
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000	14,422,756
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000	3,949,920
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000	3,389,233
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Prerefunded)	5.75	9/1/09	5,500,000 [a]	5,684,525
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/24	2,075,000	2,139,076

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000		1,069,630
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project)
(Insured; AMBAC)	0.00	8/1/27	10,000,000	[b]	3,948,200
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	6.00	2/1/10	5,000,000	[a]	5,235,300
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	6.00	2/1/10	1,000,000	[a]	1,047,060
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	5.75	2/1/11	18,500,000	[a]	20,140,210
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/22	3,000,000	[b]	1,503,870
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/32	10,000,000	[b]	2,385,200
Chino Valley Unified School
District, GO (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/30	10,000,000		10,062,100
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	[b]	12,985,724
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000		12,490,531

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	320,000	285,046
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas) (Prerefunded)	5.45	8/1/09	2,260,000 [a]	2,324,297
Cucamonga County Water District,
COP (Water Shares Purpose)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/25	5,555,000	5,640,769
Delano,
COP (Delano Regional
Medical Center)	5.25	1/1/18	12,440,000	11,669,218
Dublin Unified School District,
GO (Insured; FSA)	5.00	8/1/29	13,430,000	13,572,761
Fontana Community Facilities
District Number 2, Senior
Special Tax Revenue (Village
of Heritage) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/17	10,000,000	10,049,800
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	12,744,576
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000	10,932,601
Foothill/Eastern Transportation
Corridor Agency,
Toll Road Revenue	7.05	1/1/10	2,000,000	2,078,400
Foothill/Eastern Transportation
Corridor Agency,
Toll Road Revenue	5.75	1/15/40	1,745,000	1,359,093

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	1/15/12	4,550,000		4,492,215
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		1,699,640
Fremont Union High School
District, GO (Insured; FGIC)
(Prerefunded)	5.25	9/1/10	3,400,000	[a]	3,581,594
Fremont Union High School
District, GO (Insured; FGIC)
(Prerefunded)	5.25	9/1/10	4,000,000	[a]	4,213,640
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000		2,088,450
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; FSA)	0/4.55	6/1/22	1,725,000	[c]	1,515,999
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000		7,006,900
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	34,725,000		23,145,601
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	14,770,000	[a]	17,303,498
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/21	4,375,000	[b]	2,396,931
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/22	4,605,000	[b]	2,350,300

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/23	4,850,000	[b]	2,273,874
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/26	3,265,000	[b]	1,227,248
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000	[a]	10,416,960
Lincoln Community Facilities
District Number 2003-1, Special
Tax Bonds (Lincoln Crossing
Project) (Prerefunded)	5.65	9/1/13	1,125,000	[a]	1,323,405
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/28	9,000,000		7,852,500
Los Angeles,
Wastewater System Revenue
(Insured; FSA)	5.00	6/1/32	6,050,000		6,025,376
Los Angeles,
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/35	10,000,000		9,430,300
Los Angeles Community College
District, GO	5.00	8/1/33	18,000,000		17,824,320
Los Angeles Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.50	8/1/11	1,845,000	[a]	2,025,662
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC) (Prerefunded)	5.00	7/1/10	1,450,000	[a]	1,535,100
Los Angeles Department of
Water and Power,
Power System Revenue	5.00	7/1/30	10,000,000		10,036,200
Los Angeles Unified School
District, GO (Insured; FGIC)	5.00	7/1/21	5,080,000		5,264,302
Los Angeles Unified School
District, GO (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/15	3,000,000		3,448,710
Los Angeles Unified School
District, GO (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/17	8,385,000		9,716,622

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	[b]	2,356,474
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000		1,461,365
Mount Diablo Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/27	4,670,000		4,727,955
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[b]	2,699,186
Natomas Unified School District,
GO (Insured; FSA)	5.00	8/1/31	13,470,000		13,344,325
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,847,050
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	[a]	862,203
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	[a]	505,898
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,420,192
Oakland Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	17,275,000		16,712,353
Orange County Community Facilities
District (Landera Ranch) Special
Tax Number 1 (Prerefunded)	6.00	8/15/10	3,000,000	[a]	3,223,290
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000		2,999,230

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	5,318,880
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	2,000,000	2,021,200
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,010,410
Pomona Redevelopment Agency,
Tax Allocation Revenue
(West Holt Avenue
Redevelopment Project)	5.50	5/1/32	3,000,000	2,949,990
Rancho California Water District
Financing Authority, Revenue
(Insured; FSA)	5.00	8/1/28	8,965,000	9,043,175
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/25	7,485,000	7,485,150
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000 [a]	12,291,964
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,275,612
Sacramento County Laguna Creek
Ranch/Elliott Ranch Community
Facilities District Number 1,
Improvement Area Number 1,
Special Tax Bonds (Laguna
Creek Ranch)	5.40	12/1/09	1,220,000	1,229,321
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/25	10,845,000	11,096,279

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	6,930,000		7,522,169
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000		6,523,550
San Diego,
Water Utility Fund Net System
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.75	8/1/28	19,970,000		19,002,653
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		1,844,163
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000		7,203,607
San Diego County,
COP (Burnham Institute for
Medical Research) (Prerefunded)	5.70	9/1/09	2,405,000	[a]	2,458,535
San Diego County,
COP (Burnham Institute for
Medical Research) (Prerefunded)	6.25	9/1/09	3,800,000	[a]	3,893,366
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	8,045,000		8,088,202
San Diego Unified School District,
GO (Insured; FSA)	5.25	7/1/16	1,465,000		1,639,950
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000		3,048,431
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/21	1,000,000		1,018,110
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series
Revenue (Issue 34D)	5.25	5/1/26	4,000,000		4,074,000

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	13,185,000		13,702,511
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[b]	234,350
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[b]	204,655
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/15/32	48,295,000	[b]	8,385,944
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue (Prerefunded)	5.10	8/1/11	1,835,000	[a]	1,997,691
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000		1,970,008
Santa Rosa,
Wastewater Revenue
(Insured; FSA)	5.25	9/1/24	5,110,000		5,439,748
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000		2,800,779
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000		6,687,590
Tobacco Securitization Authority
of Northern California, Tobacco
Settlement Asset-Backed Bonds
(Sacramento County Tobacco
Securitization Corporation)	5.38	6/1/38	20,000,000		13,444,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,245,000		1,845,435
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000		385,890
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000		15,289,562
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		8,741,760
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000		10,977,600
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue
(Fashion Plaza)	6.00	9/1/17	6,000,000		6,838,500
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue
(Fashion Plaza)	6.00	9/1/22	11,325,000		12,641,871
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	[b]	572,250
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	10,090,000	[a]	11,488,575
Yorba Linda Water District,
Revenue, COP (Capital
Improvement Projects)	5.00	10/1/38	3,000,000		2,914,380
U.S. Related—7.4%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		1,886,840
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		5,584,705

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA) (Prerefunded)	5.75	7/1/10	2,000,000 [a]	2,127,500
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,266,130
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,750,000	4,879,010
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	6.00	7/1/10	2,000,000 [a]	2,127,900
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds	5.50	10/1/32	10,000,000	10,505,300
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	39,000,000	40,970,670
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	9,385,428
Puerto Rico Public Buildings
Authority, Government
Facility Revenue	5.50	7/1/16	1,500,000	1,489,935
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	8,982,700
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,882,502

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	740,000	758,100
Virgin Islands Public Finance
Authority, Revenue, Virgin Islands
Matching Fund Loan Notes	6.00	10/1/22	2,000,000	1,798,560
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,011,280

Total Investments (cost $1,313,630,609)			97.6%	1,296,600,632
Cash and Receivables (Net)			2.4%	31,572,556
Net Assets			100.0%	1,328,173,188

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	35.1
AA		Aa		AA	34.8
A		A		A	14.4
BBB		Baa		BBB	12.7
Not Rated[d]		Not Rated[d]		Not Rated[d]	3.0
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			1,313,630,609		1,296,600,632
Cash					10,357,475
Interest receivable					21,918,943
Receivable for shares of Common Stock subscribed					1,629,906
Prepaid expenses					43,116
					1,330,550,072
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					794,477
Payable for shares of Common Stock redeemed					1,447,569
Accrued expenses					134,838
					2,376,884
Net Assets ($)					1,328,173,188
Composition of Net Assets ($):
Paid-in capital					1,353,666,123
Accumulated net realized gain (loss) on investments					(8,462,958)
Accumulated net unrealized appreciation
(depreciation) on investments					(17,029,977)
Net Assets ($)					1,328,173,188

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z

Net Assets ($)	117,684,998	1,460,329	7,271,947	1,956,091	1,199,799,823
Shares Outstanding	8,437,150	104,703	521,404	140,297	86,030,646
Net Asset Value
Per Share ($)	13.95	13.95	13.95	13.94	13.95

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2009

Investment Income ($):
Interest Income	68,624,246
Expenses:
Management fee—Note 3(a)	8,027,052
Shareholder servicing costs—Note 3(c)	1,351,759
Interest and expense related to floating rate notes issued—Note 4	330,529
Directors’ fees and expenses—Note 3(d)	120,059
Professional fees	102,253
Custodian fees—Note 3(c)	85,843
Registration fees	64,894
Distribution fees—Note 3(b)	56,062
Loan commitment fees—Note 2	27,501
Prospectus and shareholders’ reports	26,398
Miscellaneous	73,591
Total Expenses	10,265,941
Less—reduction in expenses due to undertaking—Note 3(a)	(5)
Less—reduction in fees due to earnings credits—Note 1(b)	(33,625)
Net Expenses	10,232,311
Investment Income—Net	58,391,935
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,782,328
Net unrealized appreciation (depreciation) on investments	(51,838,668)
Net Realized and Unrealized Gain (Loss) on Investments	(49,056,340)
Net Increase in Net Assets Resulting from Operations	9,335,595

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2009[a]	2008

Operations ($):
Investment income—net	58,391,935	59,907,978
Net realized gain (loss) on investments	2,782,328	(4,123,292)
Net unrealized appreciation
(depreciation) on investments	(51,838,668)	(26,204,245)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,335,595	29,580,441
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,678,138)	(4,030,326)
Class B Shares	(67,556)	(135,338)
Class C Shares	(210,117)	(160,002)
Class I Shares	(7,953)	—
Class Z Shares	(53,251,339)	(55,483,833)
Total Dividends	(58,215,103)	(59,809,499)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	35,053,151	33,647,333
Class B Shares	106,129	237,250
Class C Shares	4,381,967	3,491,654
Class I Shares	1,977,841	—
Class Z Shares	70,232,465	102,418,126
Net assets received in connection
with reorganization—Note 1	—	234,673,907
Dividends reinvested:
Class A Shares	3,208,842	2,813,702
Class B Shares	51,421	102,435
Class C Shares	127,855	97,206
Class I Shares	551	—
Class Z Shares	37,386,398	38,618,108
Cost of shares redeemed:
Class A Shares	(27,913,770)	(18,527,468)
Class B Shares	(1,696,527)	(2,560,475)
Class C Shares	(2,812,813)	(2,174,137)
Class I Shares	(49,854)	—
Class Z Shares	(177,066,005)	(159,110,398)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(57,012,349)	233,727,243
Total Increase (Decrease) in Net Assets	(105,891,857)	203,498,185
Net Assets ($):
Beginning of Period	1,434,065,045	1,230,566,860
End of Period	1,328,173,188	1,434,065,045

		Year Ended May 31,

	2009[a]	2008

Capital Share Transactions:
Class Ab
Shares sold	2,532,749	2,321,399
Shares issued for dividends reinvested	234,829	194,550
Shares redeemed	(2,073,400)	(1,276,288)
Net Increase (Decrease) in Shares Outstanding	694,178	1,239,661
Class Bb
Shares sold	7,708	16,457
Shares issued for dividends reinvested	3,749	7,079
Shares redeemed	(121,790)	(176,221)
Net Increase (Decrease) in Shares Outstanding	(110,333)	(152,685)
Class C
Shares sold	320,366	241,836
Shares issued for dividends reinvested	9,348	6,721
Shares redeemed	(208,703)	(150,560)
Net Increase (Decrease) in Shares Outstanding	121,011	97,997
Class I
Shares sold	143,899	—
Shares issued for dividends reinvested	40	—
Shares redeemed	(3,642)	—
Net Increase (Decrease) in Shares Outstanding	140,297	—
Class Z
Shares sold	5,082,834	7,055,682
Shares issued in connection
with reorganization—Note 1	—	16,005,568
Shares issued for dividends reinvested	2,734,794	2,670,633
Shares redeemed	(13,027,962)	(10,957,549)
Net Increase (Decrease) in Shares Outstanding	(5,210,334)	14,774,334

a	The fund commenced offering Class I shares on December 15, 2008.

b	During the period ended May 31, 2009, 7,057 Class B shares representing $100,227 were automatically converted to 7,057 Class A shares and during the period ended May 31, 2008, 83,715 Class B shares representing $1,218,554 were automatically converted to 83,715 Class A shares.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

Class A Shares	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.57	.57	.57	.58	.34
Net realized and unrealized
gain (loss) on investments	(.45)	(.32)	.11	(.37)	.12
Total from Investment Operations	.12	.25	.68	.21	.46
Distributions:
Dividends from investment income—net	(.57)	(.57)	(.57)	(.58)	(.34)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)
Total Distributions	(.57)	(.57)	(.58)	(.59)	(.43)
Net asset value, end of period	13.95	14.40	14.72	14.62	15.00
Total Return (%)[c]	1.00	1.78	4.75	1.44	3.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	1.02	1.06	1.04	1.03[d]
Ratio of net expenses
to average net assets	.95	1.02[e]	1.05	1.01	1.02[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.02	.10	.13	.10	.06[d]
Ratio of net investment income
to average net assets	4.18	3.96	3.87	3.90	3.77[d]
Portfolio Turnover Rate	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period ($ x 1,000)	117,685	111,504	95,698	81,579	87,976

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Annualized.

e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

		Year Ended May 31,

Class B Shares	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.48	.49	.49	.50	.30
Net realized and unrealized
gain (loss) on investments	(.43)	(.32)	.12	(.37)	.12
Total from Investment Operations	.05	.17	.61	.13	.42
Distributions:
Dividends from investment income—net	(.50)	(.49)	(.50)	(.50)	(.30)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)
Total Distributions	(.50)	(.49)	(.51)	(.51)	(.39)
Net asset value, end of period	13.95	14.40	14.72	14.62	15.00
Total Return (%)[c]	.46	1.22	4.20	.93	2.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52	1.58	1.58	1.56	1.54[d]
Ratio of net expenses
to average net assets	1.52[e]	1.57	1.58[e]	1.51	1.51[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.02	.10	.13	.10	.06[d]
Ratio of net investment income
to average net assets	3.62	3.40	3.35	3.39	3.29[d]
Portfolio Turnover Rate	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period ($ x 1,000)	1,460	3,097	5,411	6,626	9,534

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Annualized.

e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

		Year Ended May 31,

Class C Shares	2009	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.46	.46	.46	.46	.27
Net realized and unrealized
gain (loss) on investments	(.45)	(.32)	.11	(.37)	.12
Total from Investment Operations	.01	.14	.57	.09	.39
Distributions:
Dividends from investment income—net	(.46)	(.46)	(.46)	(.46)	(.27)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)
Total Distributions	(.46)	(.46)	(.47)	(.47)	(.36)
Net asset value, end of period	13.95	14.40	14.72	14.62	15.00
Total Return (%)[c]	.22	1.00	3.95	.67	2.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73	1.79	1.82	1.80	1.77[d]
Ratio of net expenses
to average net assets	1.73[e]	1.79[e]	1.81	1.87	1.76[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.02	.10	.13	.10	.06[d]
Ratio of net investment income
to average net assets	3.39	3.18	3.10	3.13	3.01[d]
Portfolio Turnover Rate	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period ($ x 1,000)	7,272	5,767	4,451	3,054	2,867

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Annualized.

e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Year Ended
Class I Shares	May 31, 2009[a]

Per Share Data ($):
Net asset value, beginning of period	12.60
Investment Operations:
Investment income—net[b]	.24
Net realized and unrealized
gain (loss) on investments	1.38
Total from Investment Operations	1.62
Distributions:
Dividends from investment income—net	(.28)
Net asset value, end of period	13.94
Total Return (%)	12.97[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]
Ratio of net expenses to average net assets	.70[d,e]
Ratio of interest and expense related to
floating rate notes issued to average net assets	—[f]
Ratio of net investment income
to average net assets	4.33[d]
Portfolio Turnover Rate	16.57
Net Assets, end of period ($ x 1,000)	1,956

a	From December 15, 2008 (commencement of initial offering) to May 31, 2009.

b	Based on average shares outstanding at each month end.

c	Not annualized.

d	Annualized.

e	Expense waivers and/or reimbursements amounted to less than .01%.

f	There were no floating rate notes outstanding during the class’ period of operations.

See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

			Year Ended May 31,

Class Z Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	14.40	14.71	14.61	15.00	14.39
Investment Operations:
Investment income—net[a]	.60	.61	.61	.61	.58
Net realized and unrealized
gain (loss) on investments	(.45)	(.31)	.11	(.38)	.71
Total from Investment Operations	.15	.30	.72	.23	1.29
Distributions:
Dividends from
investment income—net	(.60)	(.61)	(.61)	(.61)	(.59)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)
Total Distributions	(.60)	(.61)	(.62)	(.62)	(.68)
Net asset value, end of period	13.95	14.40	14.71	14.61	15.00
Total Return (%)	1.22	2.08	4.97	1.57	9.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	.81	.84	.81	.78
Ratio of net expenses
to average net assets	.74[b]	.80	.83	.81	.78
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.02	.10	.13	.10	.06
Ratio of net investment income
to average net assets	4.39	4.19	4.09	4.10	3.96
Portfolio Turnover Rate	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period
($ x 1,000)	1,199,800	1,313,697	1,125,008	1,155,038	1,237,623

a	Based on average shares outstanding at each month end.

b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is a series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with a high level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to create a new series, named Dreyfus California AMT-Free Municipal Bond Fund, under the Company. Shares of the Company’s Common Stock were designated as shares of Common Stock of the fund.This change had no impact on shareholders.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

Effective December 15, 2008 the fund began offering Class I shares.

As of the close of business on June 5, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to liabilities, of Dreyfus California Intermediate Municipal Bond Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment at the time of the exchange.The fund’s net asset value on the close of business on June 5, 2007 was $14.66 per share for Class Z shares, and a total of 16,005,568 Class Z shares representing net assets of $234,673,907 (including $3,116,274 net unrealized appreciation on investments) were issued to shareholders of the Acquired Fund in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized). Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California Municipal Bond Fund, California Municipal Income, Inc. and Dreyfus California Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	—	1,296,600,632	—	1,296,600,632
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31,2009,the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $408,824, accumulated capital losses $8,805,474 and unrealized depreciation $16,687,461.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2009. If not applied, $5,001,471 of the carryover expires in fiscal 2011, $187,278 expires in fiscal 2014 and $3,616,725 expires in fiscal 2016. Based on certain provisions in the Code, some of these losses acquired from fund mergers are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2009 and May 31, 2008, were as follows: tax exempt income $58,188,156 and $59,804,877 and ordinary income $26,947 and $4,622, respectively.

During the period ended May 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and dividend reclassification, the fund decreased accumulated undistributed investment income-net by $176,832, increased accumulated net realized gain (loss) on investments by $145,589 and increased paid-in capital by $31, 243. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended May 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

will bear such excess expense. The Manager had undertaken from December 15, 2008 through May 31, 2009 to reduce the expenses paid by Class I shares, to the extent that Class I shares aggregate annual expenses, exclusive of certain expenses as described above, exceed an annual rate of .70% of the value of the average daily net assets of Class I shares.The reduction in expenses for Class I shares, pursuant to the undertaking, amounted to $5 during the period ended May 31, 2009.

During the period ended May 31, 2009, the Distributor retained $14,386 from commissions earned on sales of the fund’s Class A shares and $871 and $7,783 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2009, Class B and Class C shares were charged $9,369 and $46,693, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets of their shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2009, Class A, Class B and Class C shares were charged $280,820, $4,685 and $15,564, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, Class Z shares were charged $437,000 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $339,437 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $29,801 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $85,843 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $5,814 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

$674,736, Rule 12b-1 distribution plan fees $5,122, shareholder services plan fees $9,923, custodian fees $46,205, chief compliance officer fees $1,150 and transfer agency per account fees $57,341.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2009, amounted to $216,745,405 and $289,716,835, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. At May 31, 2009, there were no floating rate notes outstanding.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2009, was approximately $7,416,000, with a related weighted average annualized interest rate of 4.46%.

At May 31,2009,the cost of investments for federal income tax purposes was $1,313,288,093; accordingly, accumulated net unrealized depreciation on investments was $16,687,461, consisting of $45,675,850 gross unrealized appreciation and $62,363,311 gross unrealized depreciation.

The Fund 47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus California AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus California AMT-Free Municipal Bond Fund (the sole series comprising Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.) (formerly, Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.), as of May 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus California AMT-Free Municipal Bond Fund at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York July 17, 2009

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended May 31, 2009 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are California residents, California personal income taxes), except $26,947 that is being designated as an ordinary income distribution for reporting purposes. As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s tax-exempt dividends paid for the 2009 calendar year on Form 1099-INT, both of which will be mailed by early 2010.

The Fund 49

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chairman, President and Chief Executive Officer of Founders Asset Management LLC, an affiliate of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer, Vice Chair and a Director of the Manager, where he had been employed since April 1998. He is 60 years old.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer, Vice Chair and a Director of the Manager, and an officer of 76 investment companies (comprised of 172 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

The Fund 53

NOTES

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,841 in 2008 and $44,719 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2008 and $5,276 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,514 in 2008 and $3,234 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $543 in 2008 and $377 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,596,025 in 2008 and $20,898,579 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 6. Investments.

(a) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - Dreyfus California AMT-Free Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)